Background and basis of preparation (Details Narrative) $ / shares in Units, kr in Thousands, $ in Millions				2 Months Ended	6 Months Ended
	Jun. 09, 2026 USD ($) $ / shares shares	Jun. 08, 2026 USD ($) $ / shares shares	Feb. 26, 2026 USD ($)	Aug. 31, 2025 USD ($)	Jun. 30, 2026 SEK (kr)	Jun. 30, 2025 SEK (kr)
IfrsStatementLineItems [Line Items]
Equity value | kr					kr 311,110	kr 93,288
Net loss | kr					1,118,055	887,444
Net cash outflows from operating activities | kr					kr 536,712	kr 285,164
Capital raised through the issuance of common shares | $				$ 69.0
Director [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,013,620
PIPE Subscription Agreements [member]
IfrsStatementLineItems [Line Items]
Purchase price | $			$ 113.3
Capital raised through the issuance of common shares | $	$ 113.3
PIPE Subscription Agreements [member] | American Depositary Shares ADS [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	14,188,891
Exercise price | $ / shares	$ 10.90
Number of shares issued as incentive consideration	1,400,000
Number of founder shares transferred	553,471
Number of warrants issued to purchase ADS	18,353,130
Number of additional warrants issued to purchase ADS	6,117,710
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		121,106,421
Number of shares outstanding		121,106,421
Equity value | $		$ 1,350.0
Ordinary shares per shares | $ / shares		$ 10.90
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 11.50